Stock options - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2020	May 31, 2019
Maximum
Stock options
Options exercisable term (in years)	10 years
Stock options
Stock options
Maximum number of shares reserved for issuance of stock options (in percent)	10.00%
Share-based compensation expense	$ 10,402	$ 24,078
Fair value of options granted	$ 6,842	$ 21,952